Related party transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Related Party Transactions [Abstract]
Related party transactions
Note 9 — Related party transactions
The relationship and the nature of related party transactions are summarized as follow:
Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (‘‘Forasen Group’’)	Owned by the Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans; purchase from the Company
Forasen Holding Group Co., Ltd.	Owned by the Chairman of Board of Directors	Working capital loan
Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Chief Executive Officer (‘‘CEO’’)	Working capital loan; guarantor of the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans
Due to related parties consisted of the following:
	March 31, 2018	September 30, 2017
Yefang Zhang	$—	$415,381
Total	$—	$415,381

Sales to related party
The Company periodically sells merchandise to its affiliates during the ordinary course of business. Forasen Group was the seventh largest customer and the third largest customer of the Company for the six months ended March 31, 2018 and 2017, respectively. For the six months ended March 31, 2018 and 2017, the Company recorded sales to Forasen Group of  $154,452 and $402,127, respectively. Sales to Forasen Group accounted for 1% and 3% of the total sales for the six months ended March 31, 2018 and 2017, respectively.
Operating lease from related party
In October 2009, the Company entered into a lease agreement with Forasen Group Co., Ltd for leasing the factory building. The lease term is 10 years with monthly rent of RMB 22,400 (equivalent of  $3,455).
Guarantees provided by related parties
The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 7 and Note 8).

Note 9 — Related party transactions
The relationship and the nature of related party transactions are summarized as follow:
Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by the Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans; purchase from the Company
Forasen Holding Group Co., Ltd.	Owned by the Chairman of Board of Directors	Working capital loan
Yefang Zhang	Chief Executive Officer (“CEO”)	Working capital loan; guarantor of the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans
Due from related parties consisted of the following:
	September 30, 2017	September 30, 2016
Forasen Group Co., Ltd.	$—	$2,239,875
Total	$—	$2,239,875

The Company periodically loans funds to its related parties for business purposes. The balance due from related parties is interest free, due upon demand and considered fully collectible.
On April 30, 2015, FLS Mushroom, a subsidiary of the Company, initiated a loan of RMB 12 million (equivalent of  $1,886,400) from Bank of China, Lishui Branch and subsequently re-loaned the same amount to Forasen Group. Forasen Group used the funds to pay off the majority of the principal balance of another loan in the total amount of RMB 15 million (approximately $2,249,910), which was originally borrowed by Feiyan Down Products Co., Ltd. (“Feiyan”) from Bank of China in 2014 and co-guaranteed by Forasen Group. Feiyan defaulted on the loan and Forasen Group was forced to repay the loan on behalf of Feiyan in accordance with the guaranty agreement signed. Forasen Group had subsequently paid back the full amount of RMB 12 million related to this loan by the end of April 2017, and also repaid other loans due to the Company by the end of July 2017.
Due to related parties consisted of the following:
	September 30, 2017	September 30, 2016
Yefang Zhang	$415,381	$6,310
Zhengyu Wang	—	21,970
Forasen Holding Group Co., Ltd.	—	141,884
Total	$415,381	$170,164

The balance due to related parties is interest-free and due upon demand. As of November 30, 2017, RMB 0.5 million of due to related parties has been repaid.
Sales to related party
The Company periodically sells merchandise to its affiliates during the ordinary course of business. Forasen Group was the fourth largest customer and the second largest customer of the Company for the years ended September 30, 2017 and 2016, respectively. For the years ended September 30, 2017 and 2016, the Company recorded sales to Forasen Group of  $799,142 and $1,012,789, respectively. Sales to Forasen Group accounted for 3% and 5% of the total sales for the years ended September 30, 2017 and 2016, respectively.
Purchases from related party
There were no related party purchases for the years ended September 30, 2017 and 2016, respectively.
Operating lease from related party
In October 2009, the Company entered into a lease agreement with Forasen Group Co., Ltd for leasing the factory building. The lease term is 10 years with monthly rent of RMB 22,400 (equivalent of  $3,288).
Guarantees provided by related parties
The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 7 and Note 8).